__________________
                                                            |__________________|
                                 UNITED STATES              |                  |
                       SECURITIES AND EXCHANGE COMMISSION   |                  |
                             Washington, D.C. 20549         |__________________|

                                                             __________________
                                                            |   SEC USE ONLY   |
                                                            |__________________|
                              FORM 13F COVER PAGE           |                  |
                       ---------------------------------    |__________________|


          Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries



If amended report check here:
PARAMOUNT CAPITAL ASSET MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address            (Street)           (City)    (State)        (Zip)

Form 13F File Number________________________

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form

Name: Lindsay A. Rosenwald, M.D.

Title: Chairman of Paramount Capital Asset Management, Inc., the investment manager of The Aries Master Fund II and Aries Select, Ltd., each a Cayman Island exempted company, the General Partner of the Aries Domestic Fund, L.P. and Aries Domestic Fund II, L.P. and the managing member of each of Aries Select I, LLC and Aries Select II, LLC Phone: (212) 554-4300 Signature, Place and Date of
Signing:

/s/ Lindsay A. Rosenwald, M.D.
----------------------------------------
[Signature]


New York, New York
----------------------------------------
[City, State]


August 13, 2003
----------------------------------------
[Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Paramount Capital Asset Management, Inc.
Form 13F
At 6/30/2003



              Column 1               Column 2       Column 3       Column 4          Column 5
------------------------------------------------------------------------------------------------------------------------
                                                                   Fair Market
                                     Title or          CUSIP        Value (x          Shares or         SH/     Put/
           Name of Issuer              Class           Number         $1000)       Principal Amount     PRN     Call
           --------------            --------        ---------      ----------     ----------------    -----   -----
------------------------------------------------------------------------------------------------------------------------

ADOLOR CORPORATION                    Common         00724X102         $699.39          57,000           SH
                                                                       $202.46          16,500           SH
                                                                       $938.66          76,500           SH
------------------------------------------------------------------------------------------------------------------------
ADOLOR CORPORATION                  Long Calls       00724X102           $3.79             379           SH     Calls
                                                                         $1.10             110           SH     Calls
                                                                         $5.11             511           SH     Calls
------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                          Common         01642T108       $2,077.91         195,660           SH
                                                                       $426.07          40,120           SH
                                                                     $1,744.02         164,220           SH
------------------------------------------------------------------------------------------------------------------------
ALLOS Therapeutics inc                Common         171796105         $519.84         171,000           SH
                                                                       $150.48          49,500           SH
                                                                       $697.68         229,500           SH
------------------------------------------------------------------------------------------------------------------------
ALTEON INC                            Common         02114G107         $641.05         132,175           SH
                                                                       $456.22          94,065           SH
                                                                     $1,327.74         273,760           SH
------------------------------------------------------------------------------------------------------------------------
ANDRX CORP                            Common           3455101       $1,238.68          62,089           SH
                                                                       $867.29          43,473           SH
                                                                     $2,382.79         119,438           SH
------------------------------------------------------------------------------------------------------------------------
BIOMARIN PHARMACEUTICAL INC           Common         09061G101         $439.20          45,000           SH
                                                                       $158.60          16,250           SH
                                                                       $622.20          63,750           SH
------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS                     Common         150934107       $4,776.26         489,371           SH
                                                                     $1,101.88         112,898           SH
                                                                     $7,054.93         722,841           SH
------------------------------------------------------------------------------------------------------------------------
CIMA LABS INC                        Long Puts       232946103           $0.68              13           SH     Puts
                                                                         $0.16               3           SH     Puts
                                                                         $1.00              19           SH     Puts
------------------------------------------------------------------------------------------------------------------------
CorAutus Genetics Inc.                Common         218139202         $634.24         214,996           SH
                                                                       $101.86          34,530           SH
                                                                     $1,350.32         457,734           SH
------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS INC            Common         229678107         $266.76          24,700           SH
                                                                        $77.22           7,150           SH
                                                                       $358.02          33,150           SH
------------------------------------------------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC                Common         232674507       $2,270.21         524,298           SH
                                                                       $182.73          42,201           SH
                                                                     $5,274.03       1,218,020           SH
------------------------------------------------------------------------------------------------------------------------
CYTYC CORP                            Common         232946103         $100.23           9,500           SH
                                                                        $29.01           2,750           SH
                                                                       $134.51          12,750           SH
------------------------------------------------------------------------------------------------------------------------
DEPOMED INC                           Common         249908104          $45.85           9,552           SH
                                                                        $13.89           2,894           SH
                                                                        $62.18          12,954           SH



TABLE CONTINUED


              Column 1             Column 6      Column 7         Column 8
----------------------------------------------------------------------------------

                                    Investment       Other      Voting Authority
           Name of Issuer           Discretion     Managers   Sole   Shared   None
           --------------           ----------     -------   -----   ------   ----
----------------------------------------------------------------------------------

ADOLOR CORPORATION                       X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ADOLOR CORPORATION                       X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ALKERMES INC                             X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ALLOS Therapeutics inc                   X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ALTEON INC                               X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ANDRX CORP                               X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
BIOMARIN PHARMACEUTICAL INC              X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
CELL THERAPEUTICS                        X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
CIMA LABS INC                            X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
CorAutus Genetics Inc.                   X            No. 4             X
                                         X                              X
                                         X            No. 3             X
----------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS INC               X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
CYPRESS BIOSCIENCE INC                   X            No. 4             X
                                         X                              X
                                         X            No. 3             X
----------------------------------------------------------------------------------
CYTYC CORP                               X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
DEPOMED INC                              X            No. 2             X
                                         X                              X
                                         X            No. 1             X



              Column 1               Column 2       Column 3       Column 4          Column 5
-----------------------------------------------------------------------------------------------------------------------
                                                                   Fair Market
                                     Title or          CUSIP        Value (x          Shares or         SH/     Put/
           Name of Issuer              Class           Number         $1000)       Principal Amount     PRN     Call
           --------------            --------        ---------      ----------     ----------------    -----   -----
-----------------------------------------------------------------------------------------------------------------------

DOR BIOPHARMA, INC.                   Common         258094101         $886.63         996,215           SH
                                                                        $18.05          20,284           SH
                                                                     $1,970.90       2,214,493           SH
------------------------------------------------------------------------------------------------------------------------
DOV PHARMACEUTICAL I                  Common         259858108       $1,149.21         101,700           SH
                                                                       $447.48          39,600           SH
                                                                     $1,796.70         159,000           SH
------------------------------------------------------------------------------------------------------------------------
Encore Medical Corp                   Common         29255W100         $198.78          53,842           SH
                                                                        $65.34          17,699           SH
                                                                       $274.90          74,459           SH
------------------------------------------------------------------------------------------------------------------------
EXELIXIS INC                          Common         30161Q104       $1,058.50         153,628           SH
                                                                       $318.72          46,259           SH
                                                                     $1,378.78         200,113           SH
------------------------------------------------------------------------------------------------------------------------
FIRST HORIZON PHARMA                  Common         32051K106         $505.40         132,999           SH
                                                                       $146.30          38,499           SH
                                                                       $678.31         178,502           SH
------------------------------------------------------------------------------------------------------------------------
GENAERA CORP                          Common         36867G100         $290.28         171,766           SH
                                                                        $28.67          16,962           SH
                                                                       $479.57         283,772           SH
------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                         Common         368710406       $2,740.56          38,000           SH
                                                                       $793.32          11,000           SH
                                                                     $3,678.12          51,000           SH
------------------------------------------------------------------------------------------------------------------------
GENTA INC                             Common         37245M207     $108,476.87       8,156,156           SH
                                                                    $24,335.93       1,829,769           SH
                                                                   $226,343.11      17,018,279           SH
------------------------------------------------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP             Common         449370105       $2,773.24          81,662           SH
                                                                       $855.52          25,192           SH
                                                                     $3,163.24          93,146           SH
------------------------------------------------------------------------------------------------------------------------
IMCLONE SYSTEMS                       Common         45245W109       $1,214.86          38,000           SH
                                                                       $351.67          11,000           SH
                                                                     $1,630.47          51,000           SH
------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                      Common         452907108       $4,167.86         658,429           SH
                                                                       $946.60         149,542           SH
                                                                     $6,113.10         965,735           SH
------------------------------------------------------------------------------------------------------------------------
IMPAX LABORATORIES INC                Common         45256B101       $2,295.93         192,289           SH
                                                                       $820.35          68,706           SH
                                                                     $3,614.30         302,705           SH
------------------------------------------------------------------------------------------------------------------------
ISIS PHARMACEUTICALS                Long Calls       464330109           $2.69             538           SH     Calls
                                                                         $0.97             194           SH     Calls
                                                                         $3.84             768           SH     Calls
------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC          Common         492515101         $126.20          58,972           SH
                                                                        $40.42          18,888           SH
                                                                       $249.82         116,740           SH
------------------------------------------------------------------------------------------------------------------------
KING PHARMACEUTICALS                  Common         495582108         $296.68          20,100           SH
                                                                        $95.94           6,500           SH
                                                                       $376.38          25,500           SH
------------------------------------------------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC                 Common         50064W107         $306.09          52,502           SH
                                                                       $222.17          38,108           SH
                                                                       $480.33          82,390           SH
------------------------------------------------------------------------------------------------------------------------
MEDAREX INC                           Common         583916101         $538.47          82,588           SH
                                                                       $191.08          29,306           SH
                                                                       $717.24         110,006           SH
------------------------------------------------------------------------------------------------------------------------
MEDICINES CO                          Common         584688105         $370.69          19,000           SH
                                                                       $107.31           5,500           SH
                                                                       $497.51          25,500           SH




TABLE CONTINUED



              Column 1              Column 6      Column 7         Column 8
-----------------------------------------------------------------------------------

                                     Investment       Other      Voting Authority
           Name of Issuer            Discretion     Managers   Sole   Shared   None
           --------------            ----------     -------   -----   ------   ----
-----------------------------------------------------------------------------------

DOR BIOPHARMA, INC.                       X            No. 4             X
                                          X                              X
                                          X            No. 3             X
----------------------------------------------------------------------------------
DOV PHARMACEUTICAL I                      X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
Encore Medical Corp                       X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
EXELIXIS INC                              X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
FIRST HORIZON PHARMA                      X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
GENAERA CORP                              X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
GENENTECH INC                             X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
GENTA INC                                 X            No. 4             X
                                          X                              X
                                          X            No. 3             X
----------------------------------------------------------------------------------
IDEC PHARMACEUTICALS CORP                 X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
IMCLONE SYSTEMS                           X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
IMMUNOMEDICS INC                          X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
IMPAX LABORATORIES INC                    X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
ISIS PHARMACEUTICALS                      X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC              X            No. 4             X
                                          X                              X
                                          X            No. 3             X
----------------------------------------------------------------------------------
KING PHARMACEUTICALS                      X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
KOSAN BIOSCIENCES INC                     X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
MEDAREX INC                               X            No. 2             X
                                          X                              X
                                          X            No. 1             X
----------------------------------------------------------------------------------
MEDICINES CO                              X            No. 2             X
                                          X                              X
                                          X            No. 1             X




              Column 1               Column 2       Column 3       Column 4          Column 5
------------------------------------------------------------------------------------------------------------------------
                                                                   Fair Market
                                     Title or          CUSIP        Value (x          Shares or         SH/     Put/
           Name of Issuer              Class           Number         $1000)       Principal Amount     PRN     Call
           --------------            --------        ---------      ----------     ----------------    -----   -----
------------------------------------------------------------------------------------------------------------------------

MGI Pharma Inc                        Common         552880106         $729.03          28,500           SH
                                                                       $211.04           8,250           SH
                                                                       $978.44          38,250           SH
------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS INC        Common         599902103       $1,292.86          82,191           SH
                                                                       $498.64          31,700           SH
                                                                     $1,669.09         106,109           SH
------------------------------------------------------------------------------------------------------------------------
NASTECH PHARMACEUTICAL INC            Common         631728409         $158.19          15,314           SH
                                                                        $45.79           4,433           SH
                                                                       $212.31          20,553           SH
------------------------------------------------------------------------------------------------------------------------
NEOPROBE                              Common         640518106          $91.27         536,853           SH
                                                                         $0.00                           SH
                                                                       $215.16       1,265,647           SH
------------------------------------------------------------------------------------------------------------------------
NEOSE TECHNOLOGIES. INC               Common         640522108       $1,521.57         152,157           SH
                                                                       $325.34          32,534           SH
                                                                     $3,364.78         336,478           SH
------------------------------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS                   Common         62936P103       $4,142.67         170,200           SH
                                                                     $1,062.44          43,650           SH
                                                                     $4,530.89         186,150           SH
------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS                  Common         683399109         $332.93          27,583           SH
                                                                       $116.27           9,633           SH
                                                                       $456.05          37,784           SH
------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC               Common         671040103       $1,617.73          50,240           SH
                                                                       $471.57          14,645           SH
                                                                     $1,935.70          60,115           SH
------------------------------------------------------------------------------------------------------------------------
PALATIN INC.                          Common         696077304          $56.33          17,657           SH
                                                                         $0.00                           SH
                                                                        $85.97          26,949           SH
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL RESOURCES INC          Common         717125108         $924.54          19,000           SH
                                                                       $267.63           5,500           SH
                                                                     $1,240.83          25,500           SH
------------------------------------------------------------------------------------------------------------------------
PRAECIS PHARMACEUTICALS INC           Common         739421105         $591.89         120,794           SH
                                                                       $545.24         111,273           SH
                                                                       $922.63         188,292           SH
------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC               Common         74369L103       $1,958.09         137,894           SH
                                                                       $309.46          21,793           SH
                                                                       $927.44          65,313           SH
------------------------------------------------------------------------------------------------------------------------
REPLIGEN CORP.                        Common         759916109         $161.66          31,761           SH
                                                                         $0.00                           SH
                                                                     $5,519.54       1,084,389           SH
------------------------------------------------------------------------------------------------------------------------
SEATTLE GENETICS INC                  Common         812578102          $31.98           6,308           SH
                                                                         $9.26           1,826           SH
                                                                        $42.92           8,466           SH
------------------------------------------------------------------------------------------------------------------------
SUPERGEN INC                          Common         868059106         $303.81          57,000           SH
                                                                        $87.95          16,500           SH
                                                                       $407.75          76,500           SH
------------------------------------------------------------------------------------------------------------------------
Tanox Inc.                           Long Puts       87588Q109          $14.73             190           SH     Puts
                                                                         $4.26              55           SH     Puts
                                                                        $19.76             255           SH     Puts



TABLE CONTINUED




              Column 1            Column 6      Column 7         Column 8
---------------------------------------------------------------------------------

                                   Investment       Other      Voting Authority
           Name of Issuer          Discretion     Managers   Sole   Shared   None
           --------------          ----------     -------   -----   ------   ----
---------------------------------------------------------------------------------

MGI Pharma Inc                          X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS INC          X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
NASTECH PHARMACEUTICAL INC              X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
NEOPROBE                                X            No. 4             X
                                        X                              X
                                        X            No. 3             X
----------------------------------------------------------------------------------
NEOSE TECHNOLOGIES. INC                 X            No. 4             X
                                        X                              X
                                        X            No. 3             X
----------------------------------------------------------------------------------
NPS PHARMACEUTICALS                     X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
ONYX PHARMACEUTICALS                    X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC                 X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
PALATIN INC.                            X            No. 4             X
                                        X                              X
                                        X            No. 3             X
----------------------------------------------------------------------------------
PHARMACEUTICAL RESOURCES INC            X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
PRAECIS PHARMACEUTICALS INC             X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
PROTEIN DESIGN LABS INC                 X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
REPLIGEN CORP.                          X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
SEATTLE GENETICS INC                    X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
SUPERGEN INC                            X            No. 2             X
                                        X                              X
                                        X            No. 1             X
----------------------------------------------------------------------------------
Tanox Inc.                              X            No. 2             X
                                        X                              X
                                        X            No. 1             X



              Column 1               Column 2       Column 3       Column 4          Column 5
-----------------------------------------------------------------------------------------------------------------------
                                                                   Fair Market
                                     Title or          CUSIP        Value (x          Shares or         SH/     Put/
           Name of Issuer              Class           Number         $1000)       Principal Amount     PRN     Call
           --------------            --------        ---------      ----------     ----------------    -----   -----
-----------------------------------------------------------------------------------------------------------------------

TELIK INC                             Common         87959M109         $643.73          40,183           SH
                                                                       $171.59          10,711           SH
                                                                       $786.68          49,106           SH
------------------------------------------------------------------------------------------------------------------------
VIANET TECHNOLOGIES. INC              Common         92553M109          $18.50         100,000           SH
                                                                         $3.70          20,000           SH
                                                                        $39.47         213,333           SH
------------------------------------------------------------------------------------------------------------------------
Vicuron Pharmaceuticals Inc.          Common         926471103         $721.36          50,800           SH
                                                                       $242.82          17,100           SH
                                                                       $823.60          58,000           SH
------------------------------------------------------------------------------------------------------------------------
WATSON PHARMACEUTICALS INC            Common         942683103         $767.03          19,000           SH
                                                                       $222.04           5,500           SH
                                                                     $1,029.44          25,500           SH
------------------------------------------------------------------------------------------------------------------------
ZONAGEN INC                           Common         98975L108           $9.96           6,071           SH
                                                                         $7.08           4,318           SH
                                                                        $15.76           9,611           SH





TABLE CONTINUED



              Column 1             Column 6      Column 7         Column 8
----------------------------------------------------------------------------------

                                    Investment       Other      Voting Authority
           Name of Issuer           Discretion     Managers   Sole   Shared   None
           --------------           ----------     -------   -----   ------   ----
----------------------------------------------------------------------------------

TELIK INC                                X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
VIANET TECHNOLOGIES. INC                 X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
Vicuron Pharmaceuticals Inc.             X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
WATSON PHARMACEUTICALS INC               X            No. 2             X
                                         X                              X
                                         X            No. 1             X
----------------------------------------------------------------------------------
ZONAGEN INC                              X            No. 2             X
                                         X                              X
                                         X            No. 1             X


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


           Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries


The Aries Master Fund II
-------------------------------------------------------------------------------
Name of Institutional Investment Manager


c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
-------------------------------------------------------------------------------
Business Address         (Street)             (City)         (State)       (Zip)




Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name: Lindsay A. Rosenwald, M.D.

Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.

Phone: (212) 554-4300

Signature, Place and Date of Signing:

/s/ Lindsay A. Rosenwald, M.D.
------------------------------
[Signature]


New York, New York
------------------------------
[City, State]


August 13, 2003
------------------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Pursuant to General Instruction B to Form 13F, the securities over which The Aries Master Fund II, a Cayman Island Exempted Company exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


           Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries


Aries Domestic Fund, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
--------------------------------------------------------------------------------
Business Address         (Street)             (City)         (State)       (Zip)


Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name: Lindsay A. Rosenwald, M.D.
-------------------------------
Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.
Phone:  (212) 554-4300
Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
------------------------------
[Signature]


New York, New York
------------------------------
[City, State]


August 13, 2003
------------------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Pursuant to General Instruction B to Form 13F, the securities over which Aries Domestic Fund, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


           Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries


Aries Select, Ltd.
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
-------------------------------------------------------------------------------
Business Address         (Street)             (City)         (State)       (Zip)


Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name:   Lindsay A. Rosenwald, M.D.
----------------------------------
Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.
Phone:  (212) 554-4300
Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
------------------------------
[Signature]


New York, New York
------------------------------
[City, State]


August 13, 2003
------------------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Pursuant to General Instruction B to Form 13F, the securities over which Aries Select Ltd. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                               FORM 13F COVER PAGE


           Report for the Calendar Year or Quarter Ended June 30, 2003

              Check here if Amendment [ ]: Amendment Number:______

             This Amendment (Check only one): [__] is a restatement
                          [__]adds new holding entries


Aries Select I, LLC
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
-------------------------------------------------------------------------------
Business Address         (Street)             (City)         (State)       (Zip)


Form 13F File Number:

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name: Lindsay A. Rosenwald, M.D.
--------------------------------
Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.
Phone:  (212) 554-4300
Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
------------------------------
[Signature]


New York, New York
------------------------------
[City, State]


August 13, 2003
------------------------------
[Date]

Report Type (Check only one):

[_ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)

[_ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Pursuant to General Instruction B to Form 13F, the securities over which Aries Select I, LLC exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.

                                13F SUMMARY PAGE


Number of Other Included Managers: Four (4)

Form 13F Information Table Entry Total: 159

 Form 13F Information Table Value Total: $495,983,790



List other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1

Form 13F File Number ___

Name:  The Aries Master Fund II, a Cayman Island Exempted Company

No. 2

Form 13F File Number ___

Name:  Aries Domestic Fund, L.P.

No. 3

Form 13F File Number ___

Name:  Aries Select, Ltd.

No. 4

Form 13F File Number ___

Name:  Aries Select I, LLC


Pursuant to General Instruction 2 to Form 13F, the securities over which The Aries Master Fund II, Aries Select, Ltd., Aries Domestic Fund, L.P. and Aries Select I, LLC exercise investment discretion are reported on its behalf on this Form 13F-HR.